Summary of Significant Accounting Policies and Organization (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Accounting Policies and Organization (Textual)
Cash equivalents
Useful Life of equipment	5 years		5 years
Impairment in inventory	0		58,935
Statutory rate of income tax			38.55%
Operating loss carryforward			19,100,000	404,978
Valuation Allowance			(6,513,599)	(155,628)
Change in valuation allowance			6,357,971	13,151
Revenue from one customer	100.00%		100.00%
Cash in bank account in excess of FDIC insurance limits	3,380,135		1,851,090	0
Stock Options [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Shares issuable upon the exercise of options not included in the computation of income per share	3,720,000	0
Stock Warrants [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Shares issuable upon the exercise of options not included in the computation of income per share	575,000	0	1,000,000	0